Lease liability (Tables)	12 Months Ended
Dec. 31, 2019
Leases1 [Abstract]
Disclosure of lease liabilities

	December 31, 2019	December 31, 2018
Property	$2,382	$631
Equipment	24	—
Vehicle	39	—
Lease Liability, Current	$2,445	$631

Property	$17,200	$5,064
Equipment	45	—
Vehicle	61	—
Lease Liability, Non-current	$17,306	$5,064

Lease Liability	$19,751	$5,695

Disclosure of maturity analysis of finance lease payments receivable
The Corporation is committed to minimum lease payments as follows:

Maturity Analysis	December 31, 2019
Less than one year	$3,723
Between one and five years	14,803
More than five years	6,321
Total undiscounted lease liabilities	$24,847

Disclosure of initial application of standards or interpretations	The weighted-average rate applied is 7%.

January 1, 2019
Operating lease commitment disclosed as at December 31, 2018	$17,770
Discounted using the lessee's incremental borrowing rate as at the date of initial application	14,110
Add: Finance lease liabilities previously recognized as at December 31, 2018	5,695
Less: Short term leases not recognized under IFRS 16	(122)
Lease liability recognized as at January 1, 2019	$19,683
The adoption of IFRS 16 Leases had the following impact for the year ended December 31, 2019.

Amounts recognized in profit or loss	December 31, 2019
Interest on lease liabilities	$1,383
Income from sub-leasing right-of-use assets	$1,556
Expenses relating to short-term leases	$179

Amounts recognized in the statement of cash flows
Interest paid	$1,383
Principal payments of lease liabilities	$2,053
Expenses relating to short-term leases	$179
Total cash outflow for leases	$3,615